Short-term Investments - Summary of Short-term Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Short-term Investments [line items]
Equity securities	R$ 8,518	R$ 7,564
Short-term investments	2,770,589	201,762
Bonds [member]
Disclosure of Short-term Investments [line items]
Listed securities	2,752,743	157,238
Investment funds [member]
Disclosure of Short-term Investments [line items]
Unlisted securities	R$ 9,328	R$ 36,960